Consolidated statements of comprehensive income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Items that will be subsequently reclassified to net earnings
Income tax relating to financial assets measured at fair value through other comprehensive income included in other comprehensive income	$ 0	$ 0
Income tax relating to cash flow hedges	(23)	12
Items that will not be reclassified to net earnings
Income tax relating to actuarial losses on post-employment benefit plans	(653)	(184)
Income tax relating to cash flow hedges	$ (1)	$ 0